Regulatory framework (Details Narrative) - ARS ($) $ in Millions		1 Months Ended			12 Months Ended
	Jul. 28, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2023
IfrsStatementLineItems [Line Items]
Term of concession					95 years
Increase in the CPD			73.70%	107.80%	319.20%
Payment for obligations	$ 26,388	$ 32,985
Debt adjusted amount	$ 42,391	$ 52,276
Agreement on the regularization of obligations					$ 197,731	$ 56,479
Plan liability					121,224
Payment for plan liability					5,022
Receivables					66,597	87,167
Total receivables						1,989
Other operating income					$ 5,986
E N R E [Member]
IfrsStatementLineItems [Line Items]
Receivables						1,115
Federal Government [Member]
IfrsStatementLineItems [Line Items]
Receivables						1,436		$ 1,431
P B A [Member]
IfrsStatementLineItems [Line Items]
Receivables						$ 553		$ 1,056
PESA1 [Member]
IfrsStatementLineItems [Line Items]
Share capital percentage					51.00%